Note 3 - Marketable Debt Securities: Investments Classified by Contractual Maturity Date (Tables)	12 Months Ended
Dec. 31, 2013
Tables/Schedules
Investments Classified by Contractual Maturity Date

	Available for Sale		Held to Maturity
		Estimated		Estimated
	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value

Due in one year or less	$9,421,326	$9,807,220	$1,215,434	$1,219,655
Due after one year through five years	23,107,212	23,976,710	10,828,014	11,090,840
Due after five years through ten years	16,623,485	16,501,444	17,734,008	17,859,379
Due after ten years	60,390,915	55,776,210	--	--
	$109,542,938	$106,061,584	$29,777,456	$30,169,874